AUGUST 12, 2024
SUPPLEMENT TO THE FOLLOWING:
THE HARTFORD CONSERVATIVE ALLOCATION FUND SUMMARY PROSPECTUS
DATED MARCH 1, 2024
HARTFORD MULTI-STRATEGY FUNDS PROSPECTUS
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR THE HARTFORD MUTUAL FUNDS, INC. AND THE HARTFORD MUTUAL FUNDS II, INC.
DATED MARCH 1, 2024, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information regarding The Hartford Conservative Allocation Fund and should be read in connection with your Summary Prospectus, Statutory Prospectus and Statement of Additional Information (“SAI”).
It is anticipated that Class Y shares of The Hartford Conservative Allocation Fund will commence operations as of the close of business on October 25, 2024 and will be publicly available for purchase by all eligible investors on October 28, 2024. The ticker symbol for Class Y shares of The Hartford Conservative Allocation Fund will be HCVYX.
This Supplement should be retained with your Summary Prospectus, Statutory Prospectus and SAI for future reference.
HV-7677
August 2024